CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash	$ 264,630	$ 1,061,717
Prepaid expenses	633,767	676,797
Total current assets	898,397	1,738,514
Security deposit	2,875	2,875
Cash and Marketable securities held in Trust Account	215,289,800	215,275,732
Total assets	216,191,072	217,017,121
Current liabilities
Current liabilities - accrued expenses	65,519	6,150
Deferred underwriting fee payable	7,533,750	7,533,750
Warrant liabilities	17,801,733	24,945,850
Total liabilities	25,401,002	32,485,750
Commitments and contingencies (see Note 12)
Class A ordinary shares subject to possible redemption, 18,575,572 and 17,950,991 shares at redemption value at March 31, 2021 and December 31, 2020, respectively		179,531,370
Stockholder's Equity
Preferred stock, $0.00005 par value (168,637,840 shares authorized, 162,595,680 shares issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of $33,750 as of December 31, 2020 and 2019)
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)		357
Additional paid-in capital	6,361,165	12,619,799
Accumulated deficit	(1,361,994)	(7,620,693)
Total stockholders' equity	5,000,004	5,000,004
Total liabilities and stockholders' equity	216,191,072	217,017,121
Class A common stock
Stockholder's Equity
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	295	357
Class B common stock
Stockholder's Equity
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	538	538
Class A Common Stock Subject to Redemption
Current liabilities
Class A ordinary shares subject to possible redemption, 18,575,572 and 17,950,991 shares at redemption value at March 31, 2021 and December 31, 2020, respectively	$ 185,790,066	$ 179,531,370